Rental Income Under Subleases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 236
Operating Leases, Future Minimum Payments Receivable, in Two Years	234
Operating Leases, Future Minimum Payments Receivable, in Three Years	34
Operating Leases, Future Minimum Payments Receivable, in Four Years	19
Operating Leases, Future Minimum Payments Receivable, in Five Years	19
Operating Leases, Future Minimum Payments Receivable, Thereafter	67
Operating Leases, Future Minimum Payments Receivable	609
Operating Leases, Income Statement, Lease Revenue	$ 213	$ 27	$ 19